Stock options	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options
3.        Stock options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the stock option plan from a fixed number of 6,666 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time. Based upon the current shares outstanding, a maximum of 2,648 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant. All options vest within three years or less and are exercisable for a period of seven years(1) from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants. A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2014 is below.

(1) 12/31/2014 Grant to Christopher Davis was for a period of two years. Grant expense was calculated by same method as all other options with the exception of a two year, versus seven year expiration. The expected dividend rate used was 0%, risk-free rate of interest was 0.67% and the calculated 2 year volatility was 125%.

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian
		Dollars
	Number of		Weighted-
	Options	Range	average
Outstanding at December 31, 2012	1,390	1.62-2.43	$2.34
Granted	-	-	-
Exercised	-	-	-
Forfeited or expired	(26)	2.43	-
Outstanding at December 31, 2013	1,364	1.62-2.43	2.34
Granted	-	-	-
Exercised	(17)	1.89	1.89
Forfeited or expired	(9)	1.62-2.43	1.72
Outstanding at December 31, 2014	1,338	$1.62-2.43	$2.38

	# outstanding and
	exercisable at
Price in Canadian Dollars	December 31, 2014	Weighted average remaining life (years)
$1.62	21	3.26
$1.89	84	3.34
$2.43	1,233	2.64
TOTAL	1,338	2.69

The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of		Weighted-
	Options	Range	average
Outstanding at December 31, 2012	443	$0.45 - 34.02	$2.01
Granted	105	0.72 – 2.94	0.96
Exercised	-	-	-
Forfeited or expired	(4)	15.66 – 30.78	30.42
Outstanding at December 31, 2013	544	0.45 – 30.78	1.80
Granted	654	1.59 – 3.60	2.24
Exercised	(110)	0.60 – 1.05	1.01
Forfeited or expired	(16)	1.89 – 34.02	20.51
Outstanding at December 31, 2014	1,072	$0.45 – 15.66	$1.77

	# Outstanding and
	Exercisable at	Remaining life
Price in US Dollars	December 31, 2014	(years)
$0.45	11	4.63
$0.54	20	4.38
$0.60	75	4.26
$0.72	83	5.65
$0.96	11	5.62
$1.05	130	4.89
$1.50	31	3.88
$1.59	176	6.07
$1.68	33	4.97
$1.89	10	3.63
$2.31	275	6.32
$2.40	8	5.26
$2.55	4	6.86
$2.69	148	5.99
$2.79	49	6.60
$2.94	3	5.38
$3.60	3	6.38
$5.40	1	0.71
$15.66	1	0.40
	1,072	5.66

Stock compensation expense for the fiscal years ended December 31, 2014 and 2013 was $1,061 and $87 respectively.  These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2014 and 2013 was $2.24 and $0.96, respectively. The intrinsic value (being the difference between the share price at December 31, 2014 and exercise price) of stock options outstanding at December 31, 2014 was $1,744.

The fair values of options granted in fiscal years ended December 31, 2014 and 2013 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions for all options with a seven year expiration:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
Expected dividend	0%	0%
Risk-free interest rate	1.97 - 2.28%	1.10–1.73%
Expected volatility	136 - 140%	144-175%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.